Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Warrant reserve [member]	Option reserve [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 26,618,315	$ 902,761	$ 4,891,957	$ (30,216,117)	$ 2,196,916
Beginning Balance, shares at Dec. 31, 2021	97,535,264
IfrsStatementLineItems [Line Items]
Exercise of warrants	$ 24,000				24,000
Exercise of warrants, shares	160,000
Exercise of options	$ 15,000				15,000
Exercise of stock options, shares	150,000
Share-based compensation			88,522		88,522
Net loss for the period				(573,439)	(573,439)
Ending balance, value at Sep. 30, 2022	$ 26,657,315	902,761	4,980,479	(30,789,556)	1,750,999
Ending Balance, shares at Sep. 30, 2022	97,845,264
Beginning balance, value at Dec. 31, 2022	$ 27,064,727	901,229	5,032,479	(31,034,345)	1,964,090
Beginning Balance, shares at Dec. 31, 2022	99,244,664
IfrsStatementLineItems [Line Items]
Exercise of options	$ 121,387		(78,887)		42,500
Exercise of stock options, shares	400,000
Share-based compensation			560,847		560,847
Net loss for the period				(760,799)	(760,799)
Ending balance, value at Sep. 30, 2023	$ 27,186,114	$ 901,229	$ 5,514,439	$ (31,795,144)	$ 1,806,638
Ending Balance, shares at Sep. 30, 2023	99,644,664